Equity-accounted investees - Reconciliation of changes in interests in joint ventures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of joint ventures [line items]
Carrying amount of interest at the beginning of the period	$ 51,703
Carrying amount of interest at the end of the period	72,446	$ 51,703
Joint ventures
Disclosure of joint ventures [line items]
Carrying amount of interest at the beginning of the period	51,703	50,322
Group's share of profit (loss) for the period	22,976	10,917	$ 16,460
Group's share of other comprehensive income	951	(2)	(720)
Carrying amount of interest at the end of the period	72,446	51,703	50,322
Investments in equity accounted investees | Joint ventures
Disclosure of joint ventures [line items]
Gross balance	70,995	51,703	50,322	$ 43,182
Offset investment with shareholders loan	1,451	0	0	0
Carrying amount of interest at the beginning of the period	51,703	50,322	43,182
Group's share of profit (loss) for the period	22,976	10,917	16,460
Group's share of other comprehensive income	951	(2)	(720)
Dividends received from joint ventures	(4,635)	(7,534)	(12,600)
Movement shareholders loans to joint ventures	0	0	0
Initial capital provided to joint ventures			4,000
Repayment capital provided to joint ventures		(2,000)
Carrying amount of interest at the end of the period	72,446	51,703	50,322
Shareholders loans | Joint ventures
Disclosure of joint ventures [line items]
Gross balance	31,694	33,936	60,379	28,666
Offset investment with shareholders loan	(1,451)	0	0	$ 0
Carrying amount of interest at the beginning of the period	33,936	60,379	28,666
Group's share of profit (loss) for the period	0	0	0
Group's share of other comprehensive income	0	0	0
Dividends received from joint ventures	0	0	0
Movement shareholders loans to joint ventures	(2,242)	(26,443)	31,713
Initial capital provided to joint ventures			0
Repayment capital provided to joint ventures		0
Carrying amount of interest at the end of the period	$ 30,242	$ 33,936	$ 60,379